Derivative Liabilities - Earnout Shares Liability (Details) - Derivative Financial Instruments, Liabilities - Earnout shares liability $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of December 31, 2021	$ 52
Change in fair value	(51)
Fair value as of December 31, 2022	$ 1